Basic Of Presentation And Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Significant Accounting Policies (Textual)
Federal Depository Insurance Coverage	$ 250,000		$ 250,000
Number of warrants	23,873,333		23,873,333
Class A common stock, subject to possible redemption	44,349,470		44,911,184
Investment income earned on trust account	$ 47,000		$ 227,000
Net income (loss)		$ (165,691)
Warrant [Member] | Private Placement [Member]
Significant Accounting Policies (Textual)
Stock issued during period, warrants	7,773,333		7,773,333
Class A Common Stock [Member]
Significant Accounting Policies (Textual)
Income and franchise taxes	$ 49,000		$ 144,000
Net income (loss)			83,000
Class B Common Stock [Member]
Significant Accounting Policies (Textual)
Income and franchise taxes	$ 5,600,000		4,800,000
Net income (loss)			$ 4,900,000